SHARE-BASED COMPENSATION - Status of restricted stock (Details) - Restricted shares	12 Months Ended
Jun. 30, 2025 $ / shares shares
SHARE-BASED COMPENSATION
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 1.545
Outstanding Restricted Shares, Number | shares	2,263,194
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 9 months